Derivative Financial Instruments (Gains (Losses) Of Hedging Activities Recorded In Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives Designated as Hedging Instruments | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	$ 16.5	$ 6.0	$ 6.2
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	1.3	(1.2)	(2.7)
Derivatives Not Designated as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	15.1	9.8	8.9
Interest rate cash flow hedges (1) | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	(4.2)	(4.1)	(4.0)
Currency cash flow hedges | Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Cost of goods sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	(1.1)	1.3	0.3
Currency cash flow hedges | Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Net sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	(10.8)	(3.2)	(2.1)
Currency cash flow hedges | Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	(0.4)	0.0	(0.4)
Hedge of USD cash-Swiss subsidiary | Derivatives Not Designated as Hedging Instruments | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	0.0	0.1	0.0
Non-deliverable hedge on USD exposure to CNY | Derivatives Not Designated as Hedging Instruments | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	(0.2)	(0.2)	0.0
Non-deliverable hedge on EUR exposure to CNY | Derivatives Not Designated as Hedging Instruments | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	0.0	(0.1)	0.0
Non-deliverable hedge on JPY exposure to CNY | Derivatives Not Designated as Hedging Instruments | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	(0.1)	(0.1)	0.0
Hedge of GBP Cash on USD Subsidiary [Member] | Derivatives Not Designated as Hedging Instruments | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	(0.1)	0.0	0.0
Hedge of EUR cash-Swiss (2015 only), UK and USD subsidiaries | Derivatives Not Designated as Hedging Instruments | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	0.5	(2.3)	0.0
Discontinued Operations | Derivatives Designated as Hedging Instruments | Net sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	$ 0.0	$ 0.0	$ 0.0